Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
November 30, 2023
SS1-NPRT1-0124
1.9863242.108
Nonconvertible Bonds - 73.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
1.7% 3/25/26	3,100,000	2,865,433
2.3% 6/1/27	2,000,000	1,820,174
NTT Finance Corp.:
0.583% 3/1/24 (b)	2,527,000	2,493,982
1.162% 4/3/26 (b)	5,299,000	4,825,271
Verizon Communications, Inc. 2.625% 8/15/26	1,460,000	1,371,003
		13,375,863
Entertainment - 0.6%
The Walt Disney Co. 1.75% 1/13/26	3,100,000	2,908,388
Media - 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	1,870,000	1,893,546
Comcast Corp. 3.95% 10/15/25	3,500,000	3,425,705
Discovery Communications LLC 4.9% 3/11/26	1,460,000	1,442,755
Magallanes, Inc. 3.788% 3/15/25	3,700,000	3,605,957
		10,367,963
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. 3.2% 3/15/27	2,000,000	1,864,296
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	1,170,000	1,077,293
2.25% 2/15/26	1,600,000	1,495,516
3.5% 4/15/25	4,500,000	4,376,669
3.75% 4/15/27	1,540,000	1,468,249
		10,282,023
TOTAL COMMUNICATION SERVICES		36,934,237
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 6.3%
American Honda Finance Corp.:
1% 9/10/25	3,100,000	2,881,770
4.75% 1/12/26	1,100,000	1,091,400
BMW U.S. Capital LLC 3.25% 4/1/25 (b)	3,100,000	3,021,407
Daimler Finance North America LLC:
4.8% 3/30/26 (b)	2,000,000	1,981,366
4.95% 3/30/25 (b)	1,500,000	1,492,566
5.5% 11/27/24 (b)	1,460,000	1,457,787
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,414,000	1,396,022
1.25% 1/8/26	4,954,000	4,506,753
5.25% 3/1/26	3,100,000	3,064,454
Hyundai Capital America:
1% 9/17/24 (b)	5,519,000	5,312,454
5.8% 6/26/25 (b)	1,500,000	1,499,563
Volkswagen Group of America Finance LLC:
3.2% 9/26/26 (b)	3,919,000	3,672,300
5.8% 9/12/25 (b)	1,500,000	1,502,633
6% 11/16/26 (b)	550,000	554,377
		33,434,852
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. 4.75% 2/15/26	1,200,000	1,192,258
Specialty Retail - 1.1%
Advance Auto Parts, Inc. 5.9% 3/9/26	574,000	566,067
AutoNation, Inc. 4.5% 10/1/25	1,460,000	1,421,375
AutoZone, Inc.:
3.625% 4/15/25	1,460,000	1,423,782
5.05% 7/15/26	1,000,000	994,212
Lowe's Companies, Inc.:
4.4% 9/8/25	716,000	705,516
4.8% 4/1/26	215,000	213,286
O'Reilly Automotive, Inc. 5.75% 11/20/26	393,000	397,467
		5,721,705
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	77,000	77,954
TOTAL CONSUMER DISCRETIONARY		40,426,769
CONSUMER STAPLES - 4.4%
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp. 4.25% 9/20/24	1,370,000	1,351,100
Food Products - 1.2%
Conagra Brands, Inc. 4.6% 11/1/25	1,800,000	1,764,948
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,548,501
		6,313,449
Tobacco - 3.0%
BAT Capital Corp. 3.222% 8/15/24	350,000	343,389
BAT International Finance PLC 1.668% 3/25/26	6,600,000	6,050,286
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,257,000	5,157,619
Philip Morris International, Inc.:
2.75% 2/25/26	1,460,000	1,384,965
5.125% 11/15/24	3,000,000	2,987,767
		15,924,026
TOTAL CONSUMER STAPLES		23,588,575
ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,381,000	4,132,401
Devon Energy Corp. 5.25% 9/15/24	1,200,000	1,192,053
Enbridge, Inc.:
2.15% 2/16/24	559,000	554,358
2.5% 2/14/25	584,000	562,350
5.9% 11/15/26	549,000	558,405
Energy Transfer LP 2.9% 5/15/25	1,800,000	1,730,786
Enterprise Products Operating LP 5.05% 1/10/26	887,000	887,900
Equinor ASA 1.75% 1/22/26	909,000	851,660
MPLX LP 1.75% 3/1/26	5,000,000	4,610,741
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,051,841
Phillips 66 Co.:
1.3% 2/15/26	1,750,000	1,607,725
3.85% 4/9/25	3,100,000	3,032,779
The Williams Companies, Inc.:
4% 9/15/25	1,460,000	1,419,810
5.4% 3/2/26	290,000	289,815
		23,482,624
FINANCIALS - 31.9%
Banks - 17.2%
Bank of America Corp.:
0.976% 4/22/25 (c)	10,000,000	9,780,603
4.948% 7/22/28 (c)	5,000,000	4,905,517
Barclays PLC:
1.007% 12/10/24 (c)	3,245,000	3,222,921
3.932% 5/7/25 (c)	10,000,000	9,900,601
Citigroup, Inc.:
3.887% 1/10/28 (c)	2,000,000	1,903,065
4.075% 4/23/29 (c)	1,700,000	1,598,377
Danske Bank A/S 6.259% 9/22/26 (b)(c)	1,228,000	1,236,308
HSBC Holdings PLC:
0.976% 5/24/25 (c)	6,000,000	5,845,643
1.645% 4/18/26 (c)	4,469,000	4,204,907
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	9,763,000	9,498,675
2.083% 4/22/26 (c)	5,000,000	4,749,412
4.851% 7/25/28 (c)	5,000,000	4,922,334
Lloyds Banking Group PLC 5.871% 3/6/29 (c)	1,070,000	1,072,815
Mitsubishi UFJ Financial Group, Inc. 0.953% 7/19/25 (c)	5,000,000	4,841,956
Morgan Stanley Bank, West Valley City Utah 5.882% 10/30/26	2,000,000	2,031,999
NatWest Group PLC 5.516% 9/30/28 (c)	820,000	807,224
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	4,731,000	4,656,445
Societe Generale:
2.625% 10/16/24 (b)	908,000	881,354
3.875% 3/28/24 (b)	3,557,000	3,532,878
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	5,000,000	4,683,599
Truist Financial Corp. 4.873% 1/26/29 (c)	1,120,000	1,073,513
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,000,000	4,774,386
2.393% 6/2/28 (c)	1,780,000	1,599,618
		91,724,150
Capital Markets - 4.0%
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (c)	4,153,000	4,080,670
6.72% 1/18/29 (c)	790,000	803,852
Goldman Sachs Group, Inc.:
2.64% 2/24/28 (c)	3,000,000	2,732,441
4.223% 5/1/29 (c)	1,130,000	1,066,750
Morgan Stanley:
0.79% 5/30/25 (c)	11,000,000	10,690,069
5.164% 4/20/29 (c)	1,630,000	1,602,911
NASDAQ, Inc. 5.65% 6/28/25	287,000	287,705
		21,264,398
Consumer Finance - 7.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	788,000	756,094
1.75% 1/30/26	4,184,000	3,826,399
6.45% 4/15/27 (b)	2,006,000	2,032,700
Ally Financial, Inc. 5.125% 9/30/24	4,280,000	4,239,345
American Express Co. 6.338% 10/30/26 (c)	500,000	506,816
Capital One Financial Corp.:
1.343% 12/6/24 (c)	2,500,000	2,499,322
7.149% 10/29/27 (c)	2,000,000	2,034,444
Ford Motor Credit Co. LLC 6.95% 6/10/26	5,000,000	5,055,869
John Deere Capital Corp.:
3.4% 9/11/25	3,100,000	3,013,638
4.8% 1/9/26	1,700,000	1,696,218
Synchrony Financial:
4.25% 8/15/24	5,352,000	5,262,024
4.375% 3/19/24	5,198,000	5,167,696
Toyota Motor Credit Corp. 5.4% 11/10/25	4,400,000	4,429,959
		40,520,524
Financial Services - 1.7%
AIG Global Funding 5.75% 7/2/26 (b)	1,200,000	1,198,549
Aon Corp. / Aon Global Holdings PLC 2.85% 5/28/27	2,000,000	1,850,059
Athene Global Funding 1% 4/16/24 (b)	5,000,000	4,902,879
The Western Union Co. 2.85% 1/10/25	1,063,000	1,026,536
		8,978,023
Insurance - 1.4%
Equitable Financial Life Global Funding 1.7% 11/12/26 (b)	2,000,000	1,772,804
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	2,318,000	2,132,943
MassMutual Global Funding II 4.5% 4/10/26 (b)	1,500,000	1,476,766
New York Life Global Funding 5.45% 9/18/26 (b)	2,000,000	2,015,022
		7,397,535
TOTAL FINANCIALS		169,884,630
HEALTH CARE - 3.9%
Biotechnology - 1.2%
AbbVie, Inc.:
3.2% 5/14/26	1,460,000	1,400,809
3.6% 5/14/25	3,100,000	3,026,442
Amgen, Inc. 5.25% 3/2/25	2,000,000	1,992,446
		6,419,697
Health Care Providers & Services - 1.3%
Cigna Group:
1.25% 3/15/26	1,750,000	1,600,439
4.125% 11/15/25	1,200,000	1,172,078
CVS Health Corp.:
3% 8/15/26	1,460,000	1,377,333
5% 2/20/26	1,500,000	1,492,915
HCA Holdings, Inc. 5.875% 2/15/26	1,400,000	1,402,577
		7,045,342
Pharmaceuticals - 1.4%
AstraZeneca PLC 3.375% 11/16/25	1,500,000	1,453,583
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,250,000	6,023,305
		7,476,888
TOTAL HEALTH CARE		20,941,927
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.5%
L3Harris Technologies, Inc. 5.4% 1/15/27	2,000,000	2,016,627
RTX Corp.:
5% 2/27/26	824,000	819,574
5.75% 11/8/26	593,000	600,918
The Boeing Co.:
2.196% 2/4/26	1,750,000	1,635,984
4.875% 5/1/25	3,000,000	2,968,448
		8,041,551
Building Products - 0.5%
Carrier Global Corp.:
2.242% 2/15/25	1,750,000	1,681,061
5.8% 11/30/25 (b)	913,000	918,287
		2,599,348
Commercial Services & Supplies - 1.0%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,571,269
Machinery - 1.7%
Caterpillar Financial Services Corp.:
3.65% 8/12/25	3,100,000	3,028,112
4.8% 1/6/26	2,900,000	2,894,660
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,475,000	1,415,966
5.15% 1/16/26 (b)	1,700,000	1,689,106
		9,027,844
Passenger Airlines - 0.9%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,642,021
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	2,083,929
0.8% 8/18/24	2,623,000	2,525,256
		4,609,185
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	1,000,000	955,141
TOTAL INDUSTRIALS		35,446,359
INFORMATION TECHNOLOGY - 2.7%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.02% 6/15/26	1,600,000	1,617,464
Semiconductors & Semiconductor Equipment - 0.8%
Microchip Technology, Inc. 0.983% 9/1/24	3,079,000	2,970,677
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	1,460,000	1,404,812
		4,375,489
Software - 1.6%
Oracle Corp. 5.8% 11/10/25	4,400,000	4,434,403
VMware, Inc. 1% 8/15/24	3,937,000	3,808,239
		8,242,642
TOTAL INFORMATION TECHNOLOGY		14,235,595
MATERIALS - 0.7%
Chemicals - 0.7%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,460,000	1,462,310
Nutrien Ltd. 5.9% 11/7/24	782,000	782,692
Westlake Corp. 3.6% 8/15/26	1,460,000	1,391,814
		3,636,816
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,761,818
Crown Castle International Corp.:
1.35% 7/15/25	444,000	413,837
4% 3/1/27	2,000,000	1,900,904
		4,076,559
UTILITIES - 3.8%
Electric Utilities - 1.7%
Duke Energy Corp. 5% 12/8/25	1,100,000	1,092,506
FirstEnergy Corp.:
1.6% 1/15/26	476,000	438,553
2.05% 3/1/25	2,724,000	2,606,968
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	550,000	544,221
Southern Co.:
0.6% 2/26/24	2,247,000	2,219,153
5.15% 10/6/25	1,400,000	1,391,148
Tampa Electric Co. 3.875% 7/12/24	881,000	870,781
		9,163,330
Independent Power and Renewable Electricity Producers - 0.5%
Emera U.S. Finance LP 0.833% 6/15/24	2,827,000	2,736,888
Multi-Utilities - 1.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (c)(d)	4,294,000	4,292,287
DTE Energy Co. 4.22% 11/1/24	1,600,000	1,575,164
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,804,433
WEC Energy Group, Inc. 5% 9/27/25	570,000	564,699
		8,236,583
TOTAL UTILITIES		20,136,801
TOTAL NONCONVERTIBLE BONDS (Cost $402,353,633)		392,790,892

U.S. Treasury Obligations - 5.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
4.125% 10/31/27	5,500,000	5,449,082
4.5% 11/15/25 (e)	1,751,100	1,743,849
4.625% 3/15/26	20,000,000	20,007,025
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,504,772)		27,199,956

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.8%
4.5% 3/1/39 to 9/1/49	3,678,877	3,529,849
5.5% 11/1/34	860,112	868,604
7.5% 11/1/31	170	177
TOTAL FANNIE MAE		4,398,630
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	6,624	6,803
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	84,380	86,310
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,955,325)		4,491,743

Asset-Backed Securities - 13.4%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust:
Series 2022-4 Class A, 4.95% 10/15/27	947,000	942,099
Series 2023-1 Class A, 4.87% 5/15/28	792,000	788,009
Series 2023-3 Class A, 5.23% 9/15/28	1,594,000	1,600,479
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	963,000	966,853
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	575,000	571,258
Bmw Vechicle Lease Trust 2023-2 Series 2023-2 Class A3, 5.99% 9/25/26	856,000	862,562
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	1,170,000	1,163,395
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	253,000	257,418
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	1,770,159	1,737,897
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (b)(c)(d)	3,243,856	3,238,695
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	200,655	193,088
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	1,450,000	1,417,574
Series 2023-A1 Class A, 5.16% 9/15/28	1,866,000	1,873,383
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	1,060,860	1,057,234
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	180,015	180,753
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.9574% 7/25/34 (c)(d)	99,540	95,143
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	648,000	652,160
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	456,000	456,504
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	114,000	113,983
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	688,608	682,567
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	3,350,000	3,338,456
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	407,000	412,053
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	302,141	300,359
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	308,521	304,705
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	206,106	202,850
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	1,056,000	1,050,995
Ford Credit Auto Owner Trust 2 Series 2023-B Class A3, 5.23% 5/15/28	886,000	886,758
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	376,000	370,236
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	116,000	115,687
Gm Financial Securitized Term Series 2023-4 Class A3, 5.78% 8/16/28	1,043,000	1,055,024
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,306,000	1,302,975
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	934,000	944,091
Hyundai Auto Lease Securitizat:
Series 2023-B Class A3, 5.15% 6/15/26 (b)	1,500,000	1,491,472
Series 2023-C Class A3, 5.8% 12/15/26 (b)	1,100,000	1,107,268
Hyundai Auto Receivables Trust Series 2023 A Class A3, 4.58% 4/15/27	456,000	449,861
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	529,944	527,096
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/32 (b)(c)(d)	6,160,000	6,138,970
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7024% 1/25/36 (c)(d)	79,626	77,927
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	564,000	570,725
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,978,630	2,784,575
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	641,286	637,776
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	1,424,000	1,423,511
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	304,353	303,726
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.591% 11/18/30 (b)(c)(d)	2,344,348	2,339,681
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (c)(d)	115,132	111,206
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	1,417,000	1,421,945
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	276,000	275,639
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,198,000	1,205,779
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	890,000	889,902
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	1,345,000	1,349,774
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	450,913	443,471
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	2,496,802	2,420,807
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	3,492,465	3,245,906
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,137,000	1,126,817
Series 2023-4 Class A1A, 5.16% 6/20/29	1,416,000	1,413,681
Series 2023-5 Class A1A, 5.61% 9/8/28	1,170,000	1,172,007
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,380,000	1,388,355
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	650,000	646,497
Series 2023-2 Class A3, 5.48% 12/20/28	878,000	882,147
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.6144% 4/17/30 (b)(c)(d)	4,118,065	4,112,106
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,241,000	1,250,340
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	142,000	141,677
Series 2023-D Class A3, 5.79% 2/15/29	851,000	864,468
TOTAL ASSET-BACKED SECURITIES (Cost $71,917,685)		71,350,355

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,640,450	1,561,238
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	421,257	406,177
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	776,331	738,923
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	1,389,250	1,336,075
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	1,042	921
TOTAL PRIVATE SPONSOR		4,043,334
U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7426% 5/25/45 (c)(d)	387,653	379,827
sequential payer Series 2001-40 Class Z, 6% 8/25/31	30,815	30,768
Series 2016-27:
Class HK, 3% 1/25/41	442,624	411,856
Class KG, 3% 1/25/40	202,019	188,105
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7926% 7/25/46 (c)(d)	435,673	431,326
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	228,045	223,949
TOTAL U.S. GOVERNMENT AGENCY		1,665,831
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,981,029)		5,709,165

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,502,000	1,349,805
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(c)(d)	3,055,000	2,931,889
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	330,000	330,310
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,794,079	4,388,452
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,194,897	2,816,113
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(d)	1,128,000	1,108,630
COMM Mortgage Trust sequential payer Series 2015 LC19 Class A3, 2.922% 2/10/48	477,229	463,913
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,067,207	2,025,612
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	566,517	540,125
GS Mortgage Securities Trust Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	3,402,584	3,249,687
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9375% 9/15/29 (b)(c)(d)	1,524,262	1,404,681
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,286,000	3,003,388
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	342,000	342,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,910,406)		23,954,605

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f) (Cost $9,976,690)	9,974,695	9,976,690

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $548,599,540)	535,473,406
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,437,670)
NET ASSETS - 100.0%	533,035,736

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	132	Mar 2024	26,988,844	80,186	80,186
CBOT 5-Year U.S. Treasury Note Contracts (United States)	265	Mar 2024	28,315,664	131,268	131,268

TOTAL FUTURES CONTRACTS					211,454
The notional amount of futures purchased as a percentage of Net Assets is 10.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,963,970 or 26.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $583,663.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,455,314	79,265,088	71,743,712	103,529	-	-	9,976,690	0.0%
Total	2,455,314	79,265,088	71,743,712	103,529	-	-	9,976,690

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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